Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of income tax amount reconciliation

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(4.74)%	(0.07)%
Change in fair value of warrant liabilities	0.28%	(18.95)%
Change in valuation allowance	16.05%	(0.02)%
Income tax provision	32.59%	1.96

Schedule of significant components of company's net deferred income tax assets

The Company’s net deferred tax assets at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Deferred tax assets:
Capitalized start-up costs	$877,440	$579,901
Net operating loss carryforward	39,845	—
Total deferred tax assets	917,285	579,901
Valuation allowance	(861,760)	(211,887)
Net deferred tax assets	55,525	368,014
Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account	(55,525)	(368,014)
Total deferred tax liabilities	(55,525)	(368,014)
Net deferred tax assets (liabilities)	$—	$—

Angel Studios, Inc. CIK: 0001671941
Schedule of income tax amount reconciliation

	2023	2022
Federal income tax at statutory rates	$1,326,085	$(3,016,213)
State income tax at statutory rates	(228,939)	(422,908)
DTA adjustment	(115,470)	—
Change in valuation allowance	(2,348,227)	2,348,227
Federal tax credits	(1,216,878)	—
Other	(114,006)	325,709
	$(2,697,435)	$(765,185)

Schedule of significant components of company's net deferred income tax assets

	2023	2022
Net operating loss carryforwards	$—	$1,044,440
Research and development	3,787,461	1,108,958
Digital asset impairment	1,920,228	1,919,244
Research and development credits	229,867	—
Depreciation and amortization	(330,698)	(305,337)
Accruals and reserves	(554,006)	(317,970)
Deferred gain on sale	(1,052,533)	(1,101,108)
Valuation allowance	—	(2,348,227)
	$4,000,319	$—